Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Sales			$ 14,548	$ 12,814	$ 12,959
Operating earnings			1,618	(456)	965
Income before income tax			932	(1,302)	238
Net income	$ 1,618	$ 456	778	(1,446)	179
Associates [member]
Disclosure of associates [line items]
Sales			1,801	1,759	1,600
Operating earnings			312	296	237
Income before income tax			219	175	158
Net income			$ 153	$ 128	$ 118